Income taxes - Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of profit before income taxes to income tax
Loss before income taxes	€ (10,521)	€ (15,569)	€ (13,939)
Prevailing statutory tax rate (as a percent)	28.00%	28.00%
Tax expense at prevailing statutory rate (28%)	€ 2,946	€ 4,359	3,903
Non-deductible expenses	(875)	(732)	(447)
Non-taxable income	146	80
Tax-rate related differences	(45)	(69)	(198)
Unrecognized temporary differences and tax losses	(2,237)	(3,550)	(3,297)
Income tax (expense) income	€ (65)	€ 88	€ (39)